Offerings	Apr. 15, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.01 per share ("Class A Common Stock") reserved for issuance under the Arxis, Inc. 2026 Omnibus Incentive Plan
Amount Registered | shares	58,998,448
Proposed Maximum Offering Price per Unit	28.00
Maximum Aggregate Offering Price	$ 1,651,956,544.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 228,135.20
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement (the "Registration Statement") shall also cover any additional shares of Class A Common Stock that become issuable under the Arxis, Inc. 2026 Omnibus Incentive Plan and the Arxis, Inc. 2026 Employee Stock Purchase Plan as a result of any stock dividend, stock split, recapitalization or other similar transaction. (2) Estimated solely for the purpose of determining the registration fee pursuant to Rules 457(c) and (h) under the Securities Act, based upon the initial offering price per share of Class A Common Stock pursuant to the Registrant's Registration Statement on Form S-l/A (File No. 333-294577), declared effective on April 15, 2026. (3) Rounded up to the nearest cent.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock reserved for issuance under the Arxis, Inc. Employee Stock Purchase Plan
Amount Registered | shares	3,694,208
Proposed Maximum Offering Price per Unit	28.00
Maximum Aggregate Offering Price	$ 103,437,824.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 14,284.76
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement (the "Registration Statement") shall also cover any additional shares of Class A Common Stock that become issuable under the Arxis, Inc. 2026 Omnibus Incentive Plan and the Arxis, Inc. 2026 Employee Stock Purchase Plan as a result of any stock dividend, stock split, recapitalization or other similar transaction. (2) Estimated solely for the purpose of determining the registration fee pursuant to Rules 457(c) and (h) under the Securities Act, based upon the initial offering price per share of Class A Common Stock pursuant to the Registrant's Registration Statement on Form S-l/A (File No. 333-294577), declared effective on April 15, 2026. (3) Rounded up to the nearest cent.